Invesco Limited Term Municipal Income Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2019
invesco.com/us	LTMI-QTR-1 05/19	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2019
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.79%
Alabama–1.66%
Birmingham (City of), AL Airport Authority;
Series 2003 A, Ref. RB (INS -AGM)(a)	4.00%	07/01/2019		$1,410	$1,412,651
Series 2003 A, Ref. RB (INS -AGM)(a)	4.50%	07/01/2020		1,375	1,379,166
Series 2010, Ref. RB (INS -AGM)(a)	6.00%	07/01/2022		2,365	2,477,503
Black Belt Energy Gas District (The); Series 2016 A, RB (b)	4.00%	06/01/2021		5,000	5,220,050
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (b)	4.00%	12/01/2025		8,000	8,844,960
Chatom (Town of), AL Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. RB (INS -AGC)(a)	4.25%	08/01/2019		3,535	3,550,024
Southeast Alabama Gas Supply District (The) (No. 1);
Series 2018 B, RB (1 mo. USD LIBOR + 0.90%)(b)(c)	2.54%	04/01/2024		8,625	8,528,745
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.65%)(b)(c)	2.07%	04/01/2024		2,875	2,838,660
					34,251,759
Alaska–0.62%
Alaska (State of) Industrial Development & Export Authority; Series 2010 A, Ref. RB	5.25%	04/01/2021		765	788,226
Alaska (State of) Municipal Bond Bank Authority; Series 2016-3, RB	5.00%	12/01/2025		4,635	5,543,089
North Slope (Borough of), AK;
Series 2008 A, GO Bonds	5.50%	06/30/2019		1,000	1,002,970
Series 2018 A, GO Bonds	5.00%	06/30/2021		1,000	1,072,840
Series 2018 A, GO Bonds	5.00%	06/30/2022		1,710	1,833,479
Southeast Alaska Power Agency; Series 2009, Ref. RB (INS -AGC)(a)	5.13%	06/01/2024		650	650,000
Valdez (City of), AK (BP Pipelines); Series 2003 B, Ref. RB	5.00%	01/01/2021		1,800	1,887,876
					12,778,480
Arizona–2.69%
Arizona (State of);
Series 2010 A, COP (INS -AGM)(a)	5.00%	10/01/2019		1,000	1,011,640
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2021		2,000	2,057,640
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2022		2,000	2,057,480
Series 2010 B, COP (INS -AGM)(a)	5.00%	10/01/2023		2,000	2,057,300
Series 2019, Ref. RB	5.00%	07/01/2026		10,000	12,049,400
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2023		550	606,017
Series 2019 A, RB	5.00%	01/01/2024		555	625,491
Series 2019 A, RB	5.00%	01/01/2025		605	695,611
Series 2019 A, RB	5.00%	01/01/2026		735	858,223
Series 2019 A, RB	5.00%	01/01/2027		800	946,448
Series 2019 B, RB	5.00%	01/01/2043		1,370	1,496,040
Arizona (State of) Water Infrastructure Finance Authority; Series 2014 A, Ref. RB	5.00%	10/01/2024		5,000	5,911,100
Kingman Unified School District No. 20; Series 2009 C, GO Bonds (b)(d)	5.00%	07/01/2019		1,500	1,504,005
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2016 A, RB (b)(e)	5.00%	02/15/2026		1,150	1,286,378
Maricopa (County of), AZ Industrial Development Authority (Banner Health); Series 2017 C, RB (b)	5.00%	10/18/2024		7,500	8,747,100
Maricopa (County of), AZ Special Health Care District; Series 2018 C, GO Bonds	5.00%	07/01/2024		2,000	2,334,360
Maricopa County Pollution Control Corp. (Southern California Education Co.); Series 2000 B, Ref. RB	5.00%	06/01/2035		2,000	2,045,100
Phoenix Civic Improvement Corp.;
Series 2014 B, RB	5.00%	07/01/2027		2,450	2,869,832
Series 2017 D, RB	5.00%	07/01/2024		5,080	5,940,095
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.00%	08/01/2019	$ 500	$ 502,750
				55,602,010
California–6.95%
Albany Unified School District (Election of 2008); Series 2009 A, GO Bonds (b)(d)	5.00%	08/01/2019	1,520	1,528,953
Bay Area Toll Authority (San Francisco Bay Area);
Series 2014 G, RB (SIFMA Municipal Swap Index + 0.60%)(b)(c)	2.02%	04/01/2020	11,890	11,902,128
Series 2017 D, Ref. RB (3 mo. USD LIBOR + 0.55%)(b)(c)	2.36%	04/01/2021	1,000	1,002,310
California (State of);
Series 2009, GO Bonds	5.00%	10/01/2020	1,900	1,922,933
Series 2013 B, Ref. GO Bonds (SIFMA Municipal Swap Index + 0.38%)(b)(c)	1.80%	12/01/2022	4,000	4,004,400
Series 2013 C, GO Bonds (1 mo. USD LIBOR + 0.70%)(b)(c)	2.40%	12/01/2020	8,000	8,028,240
Series 2013 E, GO Bonds (SIFMA Municipal Swap Index + 0.43%)(b)(c)	1.85%	12/01/2023	7,000	7,024,430
Series 2016 B, GO Bonds (1 mo. USD LIBOR + 0.76%)(b)(c)	2.46%	12/01/2021	10,000	10,054,400
California (State of) Department of Water Resources; Series 2014 AT, RB (SIFMA Municipal Swap Index + 0.37%)(b)(c)	1.79%	12/01/2022	4,000	4,001,000
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health); Series 2016 B-2, Ref. RB (b)	4.00%	10/01/2024	5,000	5,617,400
California (State of) Health Facilities Financing Authority (The Episcopal Home); Series 2010 B, RB (b)(d)	5.50%	02/01/2020	1,250	1,284,450
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB (b)	4.00%	06/01/2026	1,975	2,089,708
California (State of) Municipal Finance Authority (Anaheim System Distribution Facilities); Series 2015 A, RB (SIFMA Municipal Swap Index + 0.35%)(b)(c)	1.77%	12/01/2020	3,500	3,502,380
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008 A, RB (INS -Cal-Mortgage)(a)	5.25%	08/15/2019	325	328,244
California Infrastructure & Economic Development Bank (California Academy of Sciences); Series 2018 C, Ref. RB (1 mo. USD LIBOR +0.38%)(b)(c)	2.08%	08/01/2021	5,000	5,002,000
California Infrastructure & Economic Development Bank (The J. Paul Getty Trust); Series 2011 A-3, Ref. RB (3 mo. USD LIBOR + 0.37%)(b)(c)	2.13%	04/01/2020	7,000	7,007,630
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS -AGM)(a)(f)	0.00%	08/01/2021	1,500	1,450,185
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, RB	5.00%	06/01/2025	10,000	11,566,800
Series 2017 A-1, Ref. RB	5.00%	06/01/2024	6,500	7,372,365
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	11,765	13,965,173
Grossmont-Cuyamaca Community College District (Election of 2002); Series 2008 C, GO Bonds (INS -AGC)(a)(f)	0.00%	08/01/2025	3,000	2,660,970
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS -AGM)(a)(f)	0.00%	08/01/2020	1,000	982,140
Lake Tahoe Unified School District (Election of 2008); Series 2009, GO Bonds (INS -AGM)(a)	5.00%	08/01/2024	1,000	1,005,620
Los Angeles (City of), CA Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/2021	2,000	2,162,720
Monterey (County of), CA (2009 Refinancing); Series 2009, COP (INS -AGM)(a)	5.00%	08/01/2019	2,360	2,374,561
New Haven Unified School District;
Series 2009, Ref. GO Bonds (b)(d)	5.00%	08/01/2019	925	930,522
Series 2009, Ref. GO Bonds (INS -AGC)(a)	5.00%	08/01/2020	1,605	1,614,790
Northern California Power Agency;
Series 2010 A, Ref. RB	5.00%	08/01/2020	1,000	1,023,490
Series 2010 A, Ref. RB	5.00%	08/01/2021	1,000	1,023,020
Rowland Unified School District (Election of 2006); Series 2009 B, GO Bonds (f)	0.00%	08/01/2023	1,300	1,208,610
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2023	500	520,885
Series 2018 B, Ref. RB	5.00%	07/01/2022	750	836,212
Series 2018 B, Ref. RB	5.00%	07/01/2023	1,000	1,150,250
Santa Ana (City of), CA (Local Street Improvement); Series 2007, COP (INS -NATL)(a)	4.38%	01/01/2024	1,000	1,002,250
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Torrance Unified School District (Election of 2008-Measure Z);
Series 2009 B-1, GO Bonds (f)	0.00%	08/01/2022	$1,900	$1,805,399
Series 2009 B-1, GO Bonds (f)	0.00%	08/01/2023	2,000	1,864,760
Tustin Unified School District (Community Facilities District No. 88-1);
Series 2015, Ref. RB (INS -BAM)(a)	5.00%	09/01/2022	1,500	1,674,300
Series 2015, Ref. RB (INS -BAM)(a)	5.00%	09/01/2023	1,000	1,148,990
Tustin Unified School District (Community Facilities District No. 97-1);
Series 2015 A, Ref. RB	5.00%	09/01/2022	1,000	1,107,790
Series 2015 A, Ref. RB	5.00%	09/01/2023	650	740,792
Series 2015 A, Ref. RB	5.00%	09/01/2024	1,500	1,746,195
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS -AGM)(a)(b)	3.20%	06/01/2020	3,695	3,705,494
Vernon (City of), CA;
Series 2009 A, RB (b)(d)	5.13%	08/01/2019	510	513,065
Series 2009 A, RB	5.13%	08/01/2021	1,065	1,070,740
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,351,960
				143,880,654
Colorado–1.69%
Arkansas River Power Authority;
Series 2006, RB (d)	5.88%	10/01/2021		2,960	3,125,435
Series 2006, RB (d)	5.88%	10/01/2026		3,500	4,232,095
Colorado (State of); Series 2018 A, COP RB	5.00%	12/15/2023		2,000	2,300,300
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 B, RB (b)	5.00%	11/20/2025		4,600	5,497,552
Colorado Springs (City of), CO; Series 2018 A-1, Ref. RB	5.00%	11/15/2023		2,990	3,453,360
Denver (City & County of), CO; Series 2016, Ref. RB (1 mo. USD LIBOR + 0.86%)(b)(c)	2.57%	11/15/2019		7,580	7,583,487
Denver School District No. 1; Series 2009 A, GO Bonds (b)(d)	5.00%	06/01/2019		1,000	1,000,000
E-470 Public Highway Authority;
Series 2017 B, Ref. RB (1 mo. USD LIBOR + 1.05%)(b)(c)	2.68%	09/01/2021		2,000	2,016,580
Series 2019, RB (1 mo. USD LIBOR + 0.42%)(b)(c)	2.05%	09/01/2021		1,500	1,500,180
Public Authority for Colorado Energy;
Series 2008, RB	6.13%	11/15/2023		1,550	1,722,732
Series 2008, RB	6.25%	11/15/2028		2,000	2,558,640
					34,990,361
Connecticut–1.98%
Connecticut (State of);
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.65%)(c)	2.07%	03/01/2020		6,000	6,016,680
Series 2013 A, GO Bonds (SIFMA Municipal Swap Index + 0.85%)(c)	2.27%	03/01/2022		5,000	5,037,500
Series 2018 C, GO Bonds	5.00%	06/15/2022		1,350	1,483,920
Connecticut (State of) (Transportation Infrastructure);
Series 2018, RB	5.00%	01/01/2023		9,000	10,055,250
Series 2018, RB	5.00%	01/01/2027		3,000	3,646,650
Connecticut (State of) Health & Educational Facility Authority (Sacred Heart University); Series 2012 H, Ref. RB (d)	4.00%	07/01/2022		2,590	2,787,902
Connecticut (State of) Health & Educational Facility Authority (Yale New Haven Health); Series 2014 B, RB (1 mo. USD LIBOR + 0.55%)(b)(c)	2.19%	07/01/2019		12,000	12,003,480
					41,031,382
Delaware–0.05%
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center); Series 2009 A, RB (b)(d)	4.05%	07/01/2019		1,000	1,001,930
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.24%
District of Columbia (Georgetown University);
Series 2011, RB (b)(d)	5.00%	04/01/2021		$2,055	$2,186,273
Series 2017, Ref. RB (d)	5.00%	04/01/2023		1,000	1,129,610
Series 2017, Ref. RB (d)	5.00%	04/01/2024		1,500	1,742,700
					5,058,583
Florida–3.79%
Brevard County School District; Series 2013 A, Ref. COP	5.00%	07/01/2024		2,000	2,261,300
Broward (County of), FL; Series 2012 B, RB	5.00%	10/01/2023		3,555	3,958,635
Broward (County of), FL School Board; Series 2017 C, Ref. COP	5.00%	07/01/2025		5,000	5,995,250
Citizens Property Insurance Corp.;
Series 2012 A-1, RB	5.00%	06/01/2022		8,000	8,818,480
Series 2015 A-1, RB	5.00%	06/01/2025		6,000	7,056,360
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020		1,000	1,035,330
Florida (State of) (Department of Transportation); Series 2016 A, Ref. GO Bonds	5.00%	07/01/2025		2,610	3,142,936
Florida (State of) Board of Education; Series 2011 D, Ref. GO Bonds	5.00%	06/01/2025		10,000	10,702,900
Florida (State of) Mid-Bay Bridge Authority;
Series 2015 A, Ref. RB	5.00%	10/01/2022		2,485	2,730,593
Series 2015 A, Ref. RB	5.00%	10/01/2023		1,000	1,124,010
Florida (State of) Municipal Power Agency (All Requirments Power Supply); Series 2017-A, Ref. RB	5.00%	10/01/2026		4,000	4,922,280
Gulf Breeze (City of), FL (Local Government Loan Program); Series 1985 J, RB (g)	4.50%	12/01/2020		3,050	3,180,784
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2018 F, RB	5.00%	10/01/2023		1,250	1,435,212
Series 2018 F, RB	5.00%	10/01/2024		1,050	1,240,155
Hillsborough (County of), FL School Board;
Series 2015, Ref. RB (INS -AGM)(a)	5.00%	10/01/2021		1,700	1,834,096
Series 2015, Ref. RB (INS -AGM)(a)	5.00%	10/01/2022		1,500	1,667,220
JEA; Series 2017 A, Ref. RB	5.00%	10/01/2025		4,500	5,347,260
Manatee (County of), FL School District; Series 2017, RB (INS -AGM)(a)	5.00%	10/01/2024		2,600	3,059,186
Miami (City of), FL; Series 2009, Ref. RB (INS -AGC)(a)	5.00%	10/01/2028		750	758,160
Miami-Dade (County of), FL; Series 2010 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2023		3,500	3,668,910
Miami-Dade (County of), FL (Jackson Health System); Series 2009, RB (b)(d)	5.50%	06/01/2019		2,455	2,455,000
Miami-Dade (County of), FL (Miami International Airport); Series 2009 B, RB (b)(d)	5.00%	10/01/2019		2,000	2,023,220
					78,417,277
Georgia–2.52%
Atlanta (City of), GA;
Series 2009 B, RB (INS -AGM)(a)	4.13%	11/01/2019		970	980,990
Atlanta (City of), GA; Series 2009 B, RB (b)(d)	5.00%	11/01/2019		1,735	1,760,315
Series 2009 B, RB (INS -AGM)(a)	5.00%	11/01/2020		630	639,267
Series 2009 B, RB (INS -AGM)(a)	5.00%	11/01/2021		635	644,004
Series 2009 B, RB (INS -AGM)(a)	5.25%	11/01/2027		2,000	2,513,080
Series 2018 C, Ref. RB	5.00%	11/01/2024		2,000	2,370,980
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, RB (b)	2.25%	05/25/2023		3,000	3,017,220
Burke (County of), GA Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (b)	2.40%	04/01/2020		2,000	2,000,940
DeKalb (County of), GA Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC (d)	5.25%	09/01/2020		1,050	1,078,077
Fayette (County of), GA Hospital Authority (Fayette Community Hospital);
Series 2009 A, RAC	4.38%	06/15/2020		2,500	2,505,300
Series 2009 A, RAC	4.50%	06/15/2021		2,500	2,505,500
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2009 A, RB (b)(d)	5.00%	06/15/2019		2,830	2,833,085
Gainesville (City of) & Hall (County of), GA Development Authority (Acts Retirement-Life Community); Series 2012, RB	5.00%	11/15/2022		1,805	1,963,930
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2014 B, Ref. RB (SIFMA Municipal Swap Index + 0.95%)(b)(c)	2.37%	02/18/2020	$ 8,100	$ 8,103,240
Gwinnett (County of), GA Hospital Authority (Gwinnett Hospital System, Inc.); Series 2007 D, RAC (INS -AGM)(a)	5.25%	07/01/2029	2,000	2,004,440
Macon-Bibb (County of), GA Hospital Authority (Medical Center of Central Georgia, Inc.);
Series 2009, RAC (d)	4.00%	08/01/2019	635	637,540
Series 2009, RAC (b)(d)	5.00%	08/01/2019	1,260	1,267,018
Main Street Natural Gas, Inc.;
Series 2019 B, RB (b)	4.00%	12/02/2024	3,000	3,325,890
Subseries 2018 E, RB (SIFMA Municipal Swap Index + 0.57%)(b)(c)	1.99%	12/01/2023	5,000	4,955,400
Medical Center Hospital Authority (Columbus Regional Healthcare System, Inc.);
Series 2010, RAC (d)	3.50%	08/01/2020	2,000	2,045,040
Series 2010, RAC (b)(d)	5.00%	08/01/2020	1,500	1,560,390
Monroe (County of), GA Development Authority (Georgia Power Co. Plant Sherer); Series 1995, PCR (b)	2.00%	06/13/2019	3,500	3,500,035
				52,211,681
Guam–0.15%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS -AGM)(a)	5.00%	10/01/2019		1,000	1,010,620
Series 2012 A, Ref. RB (INS -AGM)(a)	5.00%	10/01/2020		2,070	2,159,072
					3,169,692
Hawaii–0.99%
Hawaii (State of);
Series 2013, GO Bonds	5.00%	08/01/2028		7,000	7,947,380
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2026		4,845	5,999,806
Series 2016 FE, Ref. GO Bonds	5.00%	10/01/2027		5,265	6,508,014
					20,455,200
Idaho–0.43%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2018 A, Ref. RB	5.00%	03/01/2023		2,000	2,230,960
Series 2018 A, Ref. RB	5.00%	03/01/2024		1,350	1,543,684
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group); Series 2008 B, Ref. RB	5.63%	12/01/2019		1,000	1,003,240
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2009 A, RAB (b)(d)	5.25%	07/15/2019		500	502,175
Regents of the University of Idaho; Series 2011, Ref. RB (b)	5.25%	04/01/2021		3,390	3,595,502
					8,875,561
Illinois–9.56%
Bolingbrook (Village of), IL; Series 2010 A, Ref. GO Bonds (INS -AGM)(a)	5.00%	01/01/2023		1,260	1,283,751
Chicago (City of), IL;
Series 2003 B, Ref. GO Bonds	5.00%	01/01/2024		3,205	3,492,649
Series 2004, Ref. RB	5.00%	11/01/2022		5,675	6,255,155
Series 2004, Ref. RB	5.00%	11/01/2023		2,475	2,786,380
Series 2004, Ref. RB	5.00%	11/01/2024		14,440	16,630,692
Series 2007 A, Ref. GO Bonds (INS -NATL)	5.00%	01/01/2029		960	962,880
Series 2012, RB	5.00%	01/01/2027		1,000	1,072,100
Series 2014, RB	5.00%	11/01/2021		1,000	1,074,490
Series 2017 B, Ref. RB	5.00%	01/01/2025		3,520	4,051,203
Chicago (City of), IL (Midway Airport);
Series 2013 B, Ref. RB	5.00%	01/01/2020		2,000	2,040,140
Series 2014 B, Ref. RB	5.00%	01/01/2020		500	510,035
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2010 C, RB (INS -AGC)(a)	5.25%	01/01/2021	$1,025	$1,047,027
Series 2015 B, Ref. RB	5.00%	01/01/2022	3,650	3,965,104
Series 2015 B, Ref. RB	5.00%	01/01/2023	5,000	5,588,100
Chicago (City of), IL Transit Authority; Series 2011, RB	5.25%	12/01/2029	2,500	2,668,750
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds);
Series 2015, Ref. RB	5.00%	06/01/2021	8,000	8,472,720
Series 2017, Ref. RB	5.00%	06/01/2025	4,000	4,632,720
Chicago (City of), IL Transit Authority (FTA Section 5337 State of Good Repair Formula Funds); Series 2017, Ref. RB	5.00%	06/01/2025	1,500	1,740,930
Cook (County of), IL;
Series 2009 A, Ref. GO Bonds	5.00%	11/15/2019	2,015	2,045,386
Series 2009 C, Ref. GO Bonds	5.00%	11/15/2020	5,150	5,226,941
Series 2011 A, Ref. GO Bonds	5.25%	11/15/2028	8,785	9,399,862
Cook County School District No. 144 (Prairie Hills); Series 2010 A, GO Bonds (d)	4.25%	12/01/2020	555	578,016
DeKalb County Community Unit School District No. 428;
Series 2010, GO Bonds (d)(f)	0.00%	01/01/2020	380	376,576
Series 2010, GO Bonds (f)	0.00%	01/01/2020	620	613,608
Illinois (State of);
Series 2010, Ref. GO Bonds	5.00%	01/01/2020	1,675	1,704,430
Series 2010, Ref. GO Bonds	5.00%	01/01/2023	525	532,098
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	4,710	5,043,562
Series 2013, GO Bonds	5.00%	07/01/2021	2,500	2,651,150
Series 2014, GO Bonds	5.00%	02/01/2021	5,000	5,242,500
Series 2014, GO Bonds	5.00%	02/01/2024	1,100	1,222,430
Series 2014, GO Bonds	5.00%	02/01/2025	4,695	5,167,411
Series 2017 D, GO Bonds	5.00%	11/01/2024	3,480	3,924,222
Series 2018 A, GO Bonds	5.25%	05/01/2023	3,000	3,320,940
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	3,000	3,559,140
Illinois (State of) Finance Authority (Edward-Elmhurst Heathcare); Series 2018 B, Ref. RB (SIFMA Municipal Swap Index + 0.75%)(b)(c)	2.17%	07/01/2023	3,500	3,500,000
Illinois (State of) Finance Authority (Field Museum); Series 2019, Ref. RB (1 mo. USD LIBOR + 1.00%)(b)(c)	1.00%	09/01/2022	7,000	6,995,590
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare); Series 2017 B, RB (b)	5.00%	12/15/2022	10,750	11,987,755
Illinois (State of) Finance Authority (Southern Illinois Healthcare Enterprises, Inc.); Series 2005, RB (b)(d)	5.25%	03/01/2020	2,775	2,852,034
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2016 A, Ref. RB	5.00%	08/15/2019	500	502,745
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (b)(d)	5.70%	06/15/2022	875	991,839
Series 2002, RB (INS -NATL)(a)	5.70%	06/15/2025	3,125	3,455,500
Series 2002, RB (INS -NATL)(a)(f)	0.00%	12/15/2032	25,000	16,061,250
Illinois (State of) Toll Highway Authority; Series 2013 A, RB	5.00%	01/01/2032	1,250	1,380,750
Railsplitter Tobacco Settlement Authority;
Series 2010, RB (b)(d)	5.50%	06/01/2021	1,500	1,617,600
Series 2017, RB	5.00%	06/01/2025	7,000	8,210,300
Regional Transportation Authority;
Series 2002 A, RB (INS -NATL)(a)	6.00%	07/01/2020	3,840	4,018,906
Series 2002 A, RB (INS -NATL)(a)	6.00%	07/01/2021	2,055	2,238,368
Series 2003 A, RB (INS -NATL)(a)	5.50%	07/01/2020	2,580	2,686,502
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2025	6,700	7,663,996
Springfield (City of), IL; Series 2015, Ref. RB	5.00%	03/01/2023	2,000	2,238,660
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
St. Clair (County of), IL (Alternative Revenue Source);
Series 2009, Ref. GO Bonds (b)(d)	5.00%	10/01/2019	$970	$981,097
Series 2009, Ref. GO Bonds (d)	5.00%	10/01/2019	625	632,150
Series 2009, Ref. GO Bonds	5.00%	10/01/2019	375	379,290
Series 2009, Ref. GO Bonds	5.00%	10/01/2021	510	515,870
				197,793,300
Indiana–2.36%
Clark-Pleasant Middle School Building Corp.; Series 2009, RB (b)(d)	5.00%	07/15/2019		1,000	1,004,120
Indiana (State of) Finance Authority; Series 2016 C, Ref. RB	5.00%	12/01/2025		7,000	8,519,840
Indiana (State of) Finance Authority (Parkview Health System Obligated Group); Series 2018 C, Ref. RB (SIFMA Municipal Swap Index + 0.55%)(b)(c)	1.97%	11/01/2023		5,000	5,002,450
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group); Series 2008 J, Ref. RB, VRD RB (LOC - Barclays Bank PLC)(h)(i)	1.47%	11/01/2037		5,300	5,300,000
Indiana (State of) Municipal Power Agency;
Series 2011 A, RB	5.00%	01/01/2021		250	263,445
Series 2011 A, RB (b)(d)	5.00%	07/01/2021		250	268,393
Indiana Bond Bank; Series 2007 B-1, RB (3 mo. USD LIBOR + 0.97%)(c)	2.71%	10/15/2022		2,875	2,875,345
Indianapolis (City of), IN Department of Public Utilites; Series 2018 A, Ref. RB	5.00%	10/01/2025		1,350	1,629,247
Purdue University; Series 2016 CC, Ref. RB	5.00%	07/01/2023		3,115	3,554,994
University of Southern Indiana; Series 2009 J, RB (b)(d)	5.00%	10/01/2019		400	404,644
Whiting (City of), IN (BP Products North America); Series 2008, RB (b)	1.85%	10/01/2019		20,000	20,012,600
					48,835,078
Iowa–0.64%
Ames (City of), IA (Mary Greeley Medical Center); Series 2011, RB (b)(d)	5.38%	06/15/2020		1,825	1,896,467
Iowa (State of) Finance Authority (Iowa Health System); Series 2018, Ref. RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)(e)	2.00%	01/04/2024		6,210	6,210,124
Iowa Student Loan Liquidity Corp.;
Series 2009 2, RB	5.40%	12/01/2023		2,500	2,500,000
Series 2009 3, RB	5.00%	12/01/2019		2,500	2,539,100
					13,145,691
Kansas–1.29%
Dodge City (City of), KS; Series 2009, RB (b)(d)	5.00%	06/01/2019		1,000	1,000,000
Kansas (State of) Development Finance Authority;
Series 2015 G, RB	5.00%	04/01/2027		5,000	5,586,750
Series 2015 G, RB	5.00%	04/01/2028		5,000	5,581,050
Kansas (State of) Development Finance Authority (Adventist Health System/Subelt Obligated Group); Series 2012 A, Ref. RB	5.00%	11/15/2032		11,975	13,005,209
Kansas (State of) Development Finance Authority (University of Kansas Health System); Series 2011 H, RB	5.00%	03/01/2024		500	512,395
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, RB	5.00%	09/01/2021		1,000	1,075,660
					26,761,064
Kentucky–4.04%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	2.82%	02/01/2025		2,340	2,376,527
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2025		1,635	1,866,336
Series 2015, RB	5.00%	07/01/2022		850	916,572
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Municipal Power Agency;
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2026	$2,000	$2,342,500
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2027	3,380	3,952,572
Series 2015 A, Ref. RB (INS -NATL)(a)	5.00%	09/01/2028	2,870	3,349,462
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State);
Series 2010 A, RB (INS -AGM)(a)	5.00%	09/01/2021	5,860	6,097,037
Series 2010 A, RB (INS -AGM)(a)	5.00%	09/01/2022	4,560	4,743,859
Series 2010 A, RB (INS -AGM)(a)	5.00%	09/01/2023	1,000	1,039,940
Kentucky (Commonwealth of) Property & Building Commission (No. 108); Series 2015 A, Ref. RB	5.00%	08/01/2029	4,000	4,661,320
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 B, Ref. RB	5.00%	11/01/2026	13,290	15,941,754
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB (b)	4.00%	04/01/2024	7,830	8,484,823
Series 2018 B, RB (b)	4.00%	01/01/2025	5,000	5,491,650
Kentucky (Commonwealth of) Turnpike Authority (Revitalization); Series 2017 B, RB	4.00%	07/01/2026	3,750	4,265,438
Louisville & Jefferson (Counties of), KY Kentucky Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (b)	2.20%	08/01/2019	3,000	3,003,180
Louisville & Jefferson (Counties of), KY Kentucky Metropolitan Sewer District;
Series 2009 B, RB (b)(d)	5.00%	11/15/2019	5,890	5,985,477
Series 2009 B, RB	5.00%	05/15/2020	4,110	4,176,623
Louisville & Jefferson (Counties of), KY Metropolitan Sewer District; Series 2017 A, RB	5.00%	05/15/2025	4,025	4,813,578
				83,508,648
Louisiana–3.78%
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center); Series 1998 B, RB (b)(d)	5.25%	01/01/2020	1,000	1,041,740
Louisiana (State of);
Series 2016 B, Ref. GO Bonds	5.00%	08/01/2025	10,000	11,955,900
Series C, Ref. GO Bonds	5.00%	08/01/2025	2,400	2,792,496
Louisiana (State of) (Garvee); Series 2019 A, RB	5.00%	09/01/2026	2,000	2,459,880
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Community & Technical College System Facilities Corrp.); Series 2009 B, RB (b)(d)	5.00%	10/01/2019	1,500	1,517,415
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Monroe Regional Airport Terminal); Series 2009, RB (b)(d)	5.00%	02/01/2020	1,000	1,023,420
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/2029	8,980	9,479,378
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 A, Ref. RB (d)	5.25%	07/01/2020	1,000	1,037,860
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center); Series 2015 A-2, RB (b)	5.00%	06/01/2025	5,000	5,867,600
Louisiana Citizens Property Insurance Corp.; Series 2015, Ref. RB (INS -AGM)(a)	5.00%	06/01/2022	14,575	16,043,577
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2023	3,250	3,675,977
New Orleans (City of), LA;
Series 2009, Ref. RB (b)(d)	6.25%	06/01/2019	1,000	1,000,000
Series 2014, Ref. RB	5.00%	06/01/2019	700	700,000
Series 2014, Ref. RB	5.00%	12/01/2019	1,000	1,016,680
Series 2015, RB	5.00%	06/01/2023	700	785,932
Series 2015, RB	5.00%	12/01/2023	600	677,388
Series 2015, RB	5.00%	06/01/2024	400	460,648
Series 2015, RB	5.00%	12/01/2024	750	865,838
Series 2015, RB	5.00%	06/01/2025	500	589,860
Series 2015, RB	5.00%	12/01/2025	825	978,301
Series 2015, RB	5.00%	06/01/2026	250	294,015
Series 2015, RB	5.00%	12/01/2026	500	589,770
Series 2015, RB	5.00%	06/01/2027	350	409,483
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Series 2015, RB	5.00%	12/01/2027	$750	$879,727
Series 2015, Ref. GO Bonds	5.00%	12/01/2022	500	555,170
Series 2015, Ref. GO Bonds	5.00%	12/01/2023	500	569,800
Series 2015, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,168,040
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 B, Ref. RB (INS -AGM)(a)	5.00%	10/01/2026	200	240,756
St. Charles (Parish of), LA (Valero Energy Corp.); Series 2010, RB (b)	4.00%	06/01/2022	2,865	3,025,469
Terrebonne (Parish of), LA Hospital Service District No. 1 (Terrebonne General Medical Center); Series 2010, Ref. RB	4.00%	04/01/2020	1,000	1,018,660
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.00%	05/15/2022	5,000	5,434,650
				78,155,430
Maine–0.12%
Lewiston (City of), ME (UBS Financial Services, Inc.);
Series 2008 B, GO Bonds (INS -AGM)(a)	5.00%	12/15/2019		750	752,355
Series 2008 B, GO Bonds (INS -AGM)(a)	5.00%	12/15/2020		870	872,593
Series 2008 B, GO Bonds (INS -AGM)(a)	5.50%	12/15/2023		950	953,087
					2,578,035
Maryland–0.83%
Maryland (State of);
Series 2014 B, GO Bonds	5.00%	08/01/2021		5,000	5,383,400
Series 2017 C, Ref. GO Bonds	5.00%	08/01/2024		10,000	11,762,800
					17,146,200
Massachusetts–1.88%
Massachusetts (Commonwealth of) Department of Transportation (Contract Assistance); Series 2019 A, RB (b)	5.00%	01/01/2023		4,750	5,305,180
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2019 A, Ref. RB	5.00%	07/01/2025		845	985,456
Series 2019 A, Ref. RB	5.00%	07/01/2027		2,300	2,773,616
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2017 S-5, RB (SIFMA Municipal Swap Index + 0.50%)(b)(c)	1.84%	01/27/2022		300	299,868
Massachusetts (Commonwealth of) Development Finance Agency (Harvard University);
Series 2016 A, Ref. RB	5.00%	07/15/2024		4,735	5,580,813
Series 2017 S-4, Ref. RB (b)	5.00%	01/25/2024		15,000	17,181,300
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School);
Series 2015, Ref. RB	4.00%	04/15/2020		60	60,815
Series 2015, Ref. RB	5.00%	04/15/2025		1,750	1,909,162
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2009 A, RB (b)(d)	5.00%	07/01/2019		1,095	1,097,967
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University);
Series 2009, Ref. RB (b)(d)	6.00%	07/01/2019		940	943,252
Series 2009, Ref. RB	6.00%	07/01/2024		560	561,893
Series 2017, Ref. RB	5.00%	07/01/2024		1,000	1,145,610
University of Massachusetts Building Authority; Series 2015-2, Ref. RB	5.00%	11/01/2023		975	1,123,025
					38,967,957
Michigan–3.64%
Great Lakes Water Authority; Series 2018 A, Ref. RB	5.00%	07/01/2024		2,425	2,813,703
Michigan (State of);
Series 2009, Ref. RB	5.00%	11/01/2019		3,000	3,044,280
Series 2009, Ref. RB	5.00%	11/01/2023		1,500	1,521,510
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Building Authority (Facilities Program);
Series 2009 I, Ref. RB (INS -AGC)(a)	5.00%	10/15/2023	$7,150	$7,242,163
Series 2009 I, Ref. RB (INS -AGC)(a)	5.25%	10/15/2024	1,040	1,054,186
Series 2009 II, RB (INS -AGM)(a)	5.00%	10/15/2021	1,180	1,195,340
Series 2009 II, RB (INS -AGM)(a)	5.00%	10/15/2022	520	526,724
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2020	3,500	3,627,435
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2021	4,000	4,284,080
Series 2014 D-1, Ref. RB (INS -AGM)(a)	5.00%	07/01/2022	10,000	11,040,800
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014, Ref. RB	3.88%	10/01/2023	2,000	2,105,920
Michigan (State of) Finance Authority (Mclaren Health Care);
Series 2015 D-1, Ref. RB (1 mo. USD LIBOR + 0.40%)(b)(c)	2.05%	10/15/2021	7,255	7,247,745
Series 2015 D-2, Ref. RB (1 mo. USD LIBOR + 0.75%)(b)(c)	2.40%	10/15/2020	10,000	10,038,900
Michigan (State of) Finance Authority (Trinity Health Corp.); Series 2015, Ref. RB	5.00%	12/01/2034	7,000	7,619,500
Michigan (State of) Finance Authority (Trinity Health); Series 2015, RB (1 mo. USD LIBOR + 0.54%)(b)(c)	2.17%	12/01/2020	10,000	10,019,500
Michigan (State of) Hospital Finance Authority (Henry Ford Health System); Series 2009, Ref. RB (d)	5.00%	11/15/2019	1,500	1,523,640
Royal Oak (City of), MI Hospital Finance Authority (William Beaumont Hospital Obligated Group); Series 2009 W, Ref. RB (d)	5.50%	08/01/2019	490	493,072
				75,398,498
Minnesota–0.90%
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2023	500	559,160
Series 2017, Ref. RB	5.00%	05/01/2024	1,200	1,377,252
Series 2017, Ref. RB	5.00%	05/01/2025	800	939,960
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System); Series 2017 A, Ref. RB	5.00%	11/15/2024	1,780	2,095,060
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Children’s Health Care);
Series 1995 B, RB (INS -AGM)(a)	5.00%	08/15/2019	1,400	1,408,904
Series 1995 B, RB (INS -AGM)(a)	5.00%	08/15/2021	1,350	1,405,471
Series 2010 A, RB	5.00%	08/15/2020	730	760,010
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2009 A, Ref. RB	5.00%	01/01/2020	1,000	1,002,730
Series 2011, Ref. RB	5.00%	01/01/2020	1,500	1,530,795
Series 2011, Ref. RB	5.00%	01/01/2021	1,240	1,308,287
Series 2016 B, Ref. RB	5.00%	01/01/2023	1,000	1,121,700
Series 2016 C, RB	4.00%	01/01/2021	175	181,923
Series 2016 C, RB	5.00%	01/01/2022	250	272,643
Series 2016 C, RB	5.00%	01/01/2023	225	252,799
Series 2016 C, RB	5.00%	01/01/2024	200	231,074
Minnesota (State of) Agricultural & Economic Development Board (Essentia Health Obligated Group);
Series 2008 C-1, RB (INS -AGC)	4.00%	02/15/2020	1,500	1,527,360
Series 2008 C-1, RB (INS -AGC)	5.00%	02/15/2021	1,500	1,536,345
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2009 Seven-A, RB (b)(d)	4.50%	10/01/2019	1,000	1,009,830
				18,521,303
Mississippi–0.13%
Alcorn State University Educational Building Corp. (Student Housing); Series 2009 A, RB (b)(d)	4.63%	09/01/2019	1,695	1,708,306
Mississippi (State of) Development Bank (Jackson County Limited Tax Note); Series 2009, RB (b)(d)	5.00%	07/01/2019	1,000	1,002,670
				2,710,976
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–1.28%
Kansas City (City of), MO;
Series 2010 B, Ref. RB	4.13%	01/01/2021	$2,000	$2,029,120
Series 2017 C, Ref. RB	5.00%	09/01/2023	1,500	1,702,920
Series 2017 C, Ref. RB	5.00%	09/01/2024	2,675	3,118,435
Missouri (State of) Health & Educational Facilities Authority (Bethesda Health Group); Series 2013 B, VRD RB (LOC - Bank Of America N.A.)(h)(i)	1.48%	08/01/2041	3,230	3,230,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Service); Series B, RB (b)	2.88%	02/01/2022	3,600	3,622,320
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care);
Series 2010 B, RB (d)	5.00%	06/01/2019	1,000	1,000,000
Series 2010 B, RB (b)(d)	5.00%	06/01/2020	4,645	4,805,345
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2010 A, RB	5.00%	11/15/2020	1,000	1,052,280
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie Street);
Series 2015 A, Ref. RB	5.00%	06/01/2027	2,600	3,072,472
Series 2015 A, Ref. RB	5.00%	12/01/2027	1,140	1,344,710
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	1,385	1,461,050
				26,438,652
Montana–0.05%
Montana (State of) Facility Finance Authority (Sisters of Charity of Leavenworth Health System); Series 2010 B, Ref. RB	4.00%	01/01/2020	1,000	1,014,130
Nebraska–0.07%
Lincoln (City of), NE; Series 2012, Ref. RB	5.00%	09/01/2023	1,250	1,388,513
Nevada–0.71%
Clark (County of), NV;
Series 2009 C, RB (INS -AGM)(a)	5.00%	07/01/2022	1,000	1,002,790
Series 2009 C, RB (INS -AGM)(a)	5.00%	07/01/2023	4,000	4,010,960
Series 2009 C, RB (INS -AGM)(a)	5.00%	07/01/2024	1,855	1,860,009
Series 2009 C, RB (INS -AGM)(a)	5.00%	07/01/2025	1,500	1,503,960
Clark (County of), NV (Las Vegas-McCarran International Airport); Series 2015, Ref. RB	5.00%	07/01/2022	2,000	2,209,440
Humboldt (County of), NV (Idaho Power Co.); Series 2003, Ref. PCR	5.15%	12/01/2024	4,100	4,130,873
				14,718,032
New Hampshire–0.07%
New Hampshire (State of) Health & Education Facilities Authority (Concord Hospital);
Series 2011, RB	5.25%	10/01/2025	525	563,897
Series 2011, RB	5.50%	10/01/2026	510	550,183
New Hampshire (State of) Housing Finance Authority; Series 2009 A, RB	5.13%	07/01/2029	410	414,719
				1,528,799
New Jersey–5.72%
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS -NATL)(a)	5.50%	09/01/2022	5,000	5,538,950
Series 2012, Ref. RB	5.00%	06/15/2019	1,000	1,000,980
Series 2012, Ref. RB	5.00%	06/15/2022	1,500	1,632,075
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2027	8,200	9,935,858
Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	07/01/2028	5,005	6,043,187
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing);
Series 2010 A, RB (b)(d)	5.00%	06/01/2020	1,500	1,553,295
Series 2010 A, RB	5.25%	06/01/2020	1,295	1,332,892
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 C, VRD RB (LOC - JP Morgan Chase Bank N.A.)(h)(i)	1.15%	07/01/2043	$ 1,280	$ 1,280,000
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS -AGC)(a)	5.50%	12/15/2021	6,000	6,555,300
Series 2006 A, RB (INS -AGM)(a)	5.25%	12/15/2021	1,820	1,977,230
Series 2010 D, RB	5.25%	12/15/2023	3,305	3,770,377
Series 2011 B, RB	5.00%	06/15/2020	1,000	1,032,210
Series 2011-B, RB	5.00%	06/15/2019	1,000	1,001,040
Series 2011-B, RB	5.00%	06/15/2021	1,000	1,062,690
Series 2013 AA, RB	5.00%	06/15/2021	6,000	6,376,140
Series 2014, RN (SIFMA Municipal Swap Index + 1.00%)(b)(c)	2.42%	12/15/2019	2,000	2,000,620
Series 2014, RN (SIFMA Municipal Swap Index + 1.20%)(b)(c)	2.62%	12/15/2021	1,000	1,007,410
Series 2016, RN	5.00%	06/15/2030	2,025	2,341,123
Series 2018 A, Ref. RB	5.00%	12/15/2025	5,000	5,794,100
Series 2018 A, Ref. RN	5.00%	06/15/2023	8,500	9,475,885
Series 2018 A, Ref. RN	5.00%	06/15/2030	5,000	5,780,550
Series 2018-A, RN	5.00%	06/15/2024	8,750	9,959,775
Subseries 2016 A-1, RN	5.00%	06/15/2024	4,500	5,122,170
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,140	1,333,059
New Jersey (State of) Turnpike Authority;
Series 2005 D-4, RB (INS -AGM)(a)	5.25%	01/01/2026	5,000	6,041,000
Series 2009 H, RB	5.00%	01/01/2020	1,325	1,328,458
Series 2017 C-6, Ref. RB (1 mo. USD LIBOR + 0.75%)(b)(c)	2.46%	01/01/2023	10,000	10,067,800
Newark (City of), NJ Housing Authority;
Series 2009, RB (b)(d)	5.00%	12/01/2019	770	783,722
Series 2009, RB (INS -AGC)(a)	5.00%	12/01/2021	360	365,522
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2023	3,000	3,344,040
Series 2018 A, Ref. RB	5.00%	06/01/2024	2,000	2,278,580
Series 2018 A, Ref. RB	5.00%	06/01/2025	1,000	1,164,310
				118,280,348
New Mexico–1.46%
Albuquerque (City of) & Bernalillo (County of), NM Water Utility Authority; Series 2015, Ref. RB	5.00%	07/01/2023		5,170	5,893,645
New Mexico (State of) Hospital Equipment Loan Council (Haverland Charter Lifestyle Group); Series 2013, RB	4.00%	07/01/2022		2,275	2,318,907
New Mexico (State of) Municipal Energy Acquisition Authority; Subseries 2014 B, RB (1 mo. USD LIBOR + 0.75%)(b)(c)	2.39%	08/01/2019		22,000	22,004,840
					30,217,392
New York–8.26%
Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2023		1,185	1,308,252
Series 2017 A, Ref. RB	5.00%	11/01/2024		1,245	1,399,903
Long Island (City of), NY Power Authority;
Series 2014 C, Ref. RN (1 mo. USD LIBOR + 0.75%)(b)(c)	2.46%	10/01/2023		5,000	5,006,400
Series 2016 B, Ref. RB	5.00%	09/01/2024		2,485	2,925,615
Series 2017, RB	5.00%	09/01/2025		1,000	1,206,450
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Metropolitan Transportation Authority;
Subseries 2002 G-1H, Ref. RB (1 mo. USD LIBOR + 0.82%)(b)(c)	2.46%	02/01/2022	$3,615	$3,627,327
Subseries 2008 A-2A, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(b)(c)	1.87%	06/01/2022	13,555	13,536,430
Subseries 2012 A-2, RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)	2.00%	06/01/2019	17,000	17,000,000
Subseries 2012 G-4, Ref. RB (1 mo. USD LIBOR + 0.55%)(b)(c)	2.19%	11/01/2022	11,935	11,869,358
Subseries 2018 C-2, RB	5.00%	09/01/2021	5,000	5,374,350
Subseries 2018 D-1, RB (1 mo. USD LIBOR + 0.65%)(b)(c)	2.29%	07/01/2021	5,000	5,004,400
Metropolitan Transportation Authority (Green Bonds); Series 2018 B, Ref. RB	5.00%	11/15/2023	5,000	5,739,950
New York (City of), NY;
Series 2012 F, GO Bonds	5.00%	08/01/2023	9,165	10,028,710
Series 2017 C, GO Bonds	5.00%	08/01/2024	8,050	9,490,950
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS -FGIC) (CPI Rate + 0.87%)(a)(c)	3.74%	03/01/2025	1,025	1,049,764
Series 2006, RB (INS -FGIC) (CPI Rate + 0.88%)(a)(c)	3.75%	03/01/2026	2,725	2,792,471
Series 2006, RB (INS -FGIC) (CPI Rate + 0.89%)(a)(c)	3.76%	03/01/2027	5,500	5,636,235
New York (City of), NY Municipal Water Finance Authority; Subseries 2012 A-1, VRD RB (h)	1.47%	06/15/2044	200	200,000
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2024	1,250	1,440,750
Series 2018 A, Ref. RB	5.00%	08/01/2025	3,000	3,531,000
New York (State of) Dormitory Authority (Mount Sinai Hospital Obligated Group); Series 2010 A, RB	5.00%	07/01/2019	500	501,325
New York (State of) Dormitory Authority (Mount Sinai School of Medicine of New York University); Series 2009, RB (b)(d)	5.50%	07/01/2019	2,925	2,934,009
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (h)	1.36%	11/01/2044	600	600,000
New York (State of) Metropolitan Transportation Authority; Series 2012 C, RB	5.00%	11/15/2028	7,260	8,039,869
New York (State of) Thruway Authority;
Series 2018 L, Ref. RB	5.00%	01/01/2025	780	930,735
Series 2018 L, Ref. RB	5.00%	01/01/2026	1,000	1,223,750
New York State Dormitory Authority; Series 2013 A, RB	5.00%	02/15/2024	5,375	6,075,201
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2024	10,000	11,695,800
Niagara Falls (City of), NY Bridge Commission; Series 1993 A, RB (INS -AGC)	4.00%	10/01/2019	205	206,677
Triborough Bridge & Tunnel Authority; Subseries 2016 B-4A, Ref. RB (1 mo. USD LIBOR + 0.70%)(b)(c)	2.34%	02/01/2021	13,350	13,439,846
Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels);
Series 2001 B, VRD RB (SOFR + 0.43%)(b)(c)	2.04%	09/26/2019	1,890	1,890,869
Series 2018 D, RB (SOFR + 0.50%)(h)	2.11%	11/15/2038	3,000	3,002,280
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2024	4,500	5,130,540
Series 2017 A, Ref. RB	5.00%	06/01/2025	5,000	5,796,250
Yonkers (City of), NY;
Series 2010 A, GO Bonds (b)(d)	5.00%	11/15/2020	500	526,805
Series 2010 A, GO Bonds (INS -AGM)(a)	5.00%	11/15/2020	655	689,433
				170,851,704
North Carolina–1.14%
Charlotte (City of) & Mecklenburg (County of), NC Hospital Authority (Carolinas HealthCare System); Series 2018 E, Ref. RB (SIFMA Municipal Swap Index + 0.45%)(h)	1.87%	12/01/2021		5,000	4,993,200
North Carolina (State of) Municipal Power Agency #1 (Catawba);
Series 2015 A, Ref. RB	5.00%	01/01/2028		1,615	1,937,774
Series 2015 B, Ref. RB	5.00%	01/01/2022		1,875	2,043,825
North Carolina (State of) Turnpike Authority;
Series 2017, Ref. RB (INS -AGM)(a)	5.00%	01/01/2024		1,150	1,309,539
Series 2017, Ref. RB	5.00%	01/01/2025		1,500	1,736,625
Series 2017, Ref. RB (INS -AGM)(a)	5.00%	01/01/2026		1,350	1,605,393
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–(continued)
University of North Carolina at Chapel Hill; Series 2012, RB (1 mo. USD LIBOR + 0.40%)(b)(c)	2.04%	11/09/2022	$10,000	$ 9,968,000
				23,594,356
Ohio–1.71%
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 B, RB	5.00%	09/01/2020		2,920	3,042,231
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2017 A, Ref. RB	5.00%	02/15/2027		5,000	6,147,550
American Municipal Power, Inc. (Combined Hydroelectric);
Series 2009 C, RB (b)(d)	5.00%	02/15/2020		2,850	2,919,682
Series 2018 A, RB (b)	2.25%	08/15/2021		2,500	2,520,525
Cleveland (City of), OH;
Series 2006 A, RB (INS -AMBAC)(a)	5.25%	01/01/2021		3,980	4,203,716
Series 2011 A, RB	5.00%	01/01/2022		2,315	2,444,154
Franklin (County of), OH (OhioHealth Corp.); Series 2011 B, Ref. RB (b)	5.00%	05/15/2023		5,000	5,611,400
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB (b)(d)	5.75%	06/01/2021		250	270,823
Miami University (A State University of Ohio);
Series 2014, Ref. RB	5.00%	09/01/2023		1,465	1,674,817
Series 2017, Ref. RB	5.00%	09/01/2023		1,995	2,280,724
Ohio (State of); Series 2009 A II, RB	5.00%	12/01/2019		1,825	1,857,448
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2011 B-1, Ref. RB	5.00%	01/01/2024		1,000	1,053,220
Series 2017, Ref. RB	5.00%	01/01/2026		1,205	1,461,135
					35,487,425
Oklahoma–0.46%
Grand River Dam Authority; Series 2016 A, Ref. RB	5.00%	06/01/2024		2,500	2,915,425
Oklahoma (County of), OK Finance Authority (Western Heights Public Schools); Series 2009, RB (d)	4.50%	09/01/2019		2,000	2,014,260
Oklahoma (State of) Development Finance Authority (Oklahoma State System of Higher Education); Series 2009 A, RB	4.00%	06/01/2020		1,000	1,001,960
Tulsa (County of), OK Industrial Authority (Broken Arrow Public Schools); Series 2016, RB	5.00%	09/01/2026		3,100	3,516,640
					9,448,285
Oregon–1.20%
Multnomah (County of), OR; Series 2017, GO Bonds	5.00%	06/01/2023		7,045	8,017,703
Oregon (State of) Department of Transportation;
Series 2017 C, RB	5.00%	11/15/2025		3,525	4,283,333
Series 2017 C, RB	5.00%	11/15/2026		2,000	2,486,440
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029		1,000	1,069,530
Portland (City of), OR Community College District; Series 2013, GO Bonds	5.00%	06/15/2022		6,000	6,640,320
Salem-Keizer School District No. 24J; Series 2009 B, GO Bonds (CEP -Oregon School Bond Guaranty)(f)	0.00%	06/15/2023		2,500	2,336,100
					24,833,426
Pennsylvania–5.67%
Bethlehem (City of), PA;
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	11/15/2020		1,475	1,546,877
Series 2014, Ref. RB (INS -BAM)(a)	5.00%	11/15/2021		1,400	1,514,688
Commonwealth Financing Authority;
Series 2015 A, RB	5.00%	06/01/2034		6,000	6,877,380
Series 2018, RB	5.00%	06/01/2025		5,500	6,461,180
Series 2018, RB	5.00%	06/01/2026		2,000	2,392,660
Delaware Valley Regional Financial Authority; Series 2018 B, RB (SIFMA Municipal Swap Index + 0.42%)(b)(c)	1.84%	09/01/2022		4,000	4,000,040
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare);
Series 2018, Ref. RB	5.00%	07/15/2019	$500	$501,945
Series 2018, Ref. RB	5.00%	07/15/2020	500	518,630
Series 2018, Ref. RB	5.00%	07/15/2021	500	534,540
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2018 A, Ref. RB	5.00%	09/01/2022	1,350	1,489,212
Series 2018 A, Ref. RB	5.00%	09/01/2023	1,050	1,190,196
Series 2018 A, Ref. RB	5.00%	09/01/2024	1,000	1,161,950
Series 2018 C, RB (SIFMA Municipal Swap Index + 0.72%)(b)(c)	2.14%	09/01/2023	4,700	4,701,410
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement Communities); Series 2012, Ref. IDR	5.00%	11/15/2026	2,000	2,176,760
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities); Series 2012, Ref. RB	5.00%	11/15/2025	1,000	1,089,690
Montgomery (County of), PA Industrial Development Authority (PECO Energy Company);
Series 1994 A, Ref. RB (b)	2.55%	06/01/2020	5,000	5,023,900
Series 1999 A, Ref. RB (b)	2.50%	04/01/2020	6,000	6,023,880
Pennsylvania (Commonwealth of);
First Series 2016, Ref. GO Bonds	5.00%	09/15/2026	5,000	6,154,750
First Series 2016, Ref. GO Bonds	5.00%	02/01/2028	1,690	2,033,644
Second Series 2016, Ref. GO Bonds	5.00%	09/15/2028	2,455	2,990,558
Series 2018 A, Ref. COP	5.00%	07/01/2023	500	562,590
Series 2018 A, Ref. COP	5.00%	07/01/2025	500	589,360
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pittsburgh Medical Center); Series 2010 E, RB	5.00%	05/15/2021	7,285	7,525,988
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 B, RB (b)(d)	5.00%	06/01/2019	3,550	3,550,000
Series 2009 B, RB (b)(d)	5.25%	06/01/2019	2,500	2,500,000
Series 2011 A, RB	5.00%	12/01/2022	1,500	1,677,945
Series 2011 A, RB	5.00%	12/01/2023	1,500	1,724,100
Series 2013 B, RB (SIFMA Municipal Swap Index + 1.15%)(b)(c)	2.57%	12/01/2019	3,300	3,301,617
Series 2014, Ref. RB	5.00%	12/01/2033	5,000	5,781,650
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.43%)(b)(c)	1.85%	12/01/2021	4,000	4,008,200
Pennsylvania (Commonwealth) Turnpike Commission; Series 2014 B-1, RB (SIFMA Municipal Swap Index + 0.88%)(c)	2.30%	12/01/2020	5,100	5,127,489
Philadelphia (City of), PA;
Philadelphia (City of), PA; Series 2009 A, Ref. GO Bonds (b)(d)	5.25%	08/01/2019	795	799,866
Series 2009 A, Ref. GO Bonds (INS -AGC)(a)	4.50%	08/01/2020	2,150	2,160,449
Series 2009 A, Ref. GO Bonds (INS -AGC)(a)	5.25%	08/01/2021	2,235	2,248,499
Series 2009 A, Ref. GO Bonds (INS -AGC)(a)	5.25%	08/01/2022	4,470	4,496,999
Series 2010 A, Ref. RB (INS -AGM)(a)	5.00%	06/15/2019	1,000	1,001,090
Philadelphia (City of), PA Gas Works;
Series 2015, Ref. RB	5.00%	08/01/2022	2,250	2,483,640
Series 2015, Ref. RB	5.00%	08/01/2023	4,000	4,534,440
Philadelphia (City of), PA Industrial Development Authority (Discovery Charter School); Series 2012, RB	5.50%	04/01/2027	1,320	1,344,737
Pittsburgh Public School District; Series 2009 A, GO Bonds (INS -AGC)(a)	4.00%	09/01/2019	3,105	3,124,457
South Fork (Borough of), PA Municipal Authority (Conemaugh Valley Memorial Hospital); Series 2005 A, Ref. RB (b)(d)	6.00%	07/01/2020	500	523,460
				117,450,466
Rhode Island–0.59%
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS -AGC)(a)	5.25%	09/15/2029	1,265	1,277,258
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	$2,435	$2,779,065
Series 2015 A, Ref. RB	5.00%	06/01/2027	3,600	4,082,904
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,920	2,162,784
Series 2015 B, Ref. RB	2.25%	06/01/2041	1,985	1,985,715
				12,287,726
South Carolina–1.65%
Patriots Energy Group Financing Agency; Series 2018 A, RB (b)	4.00%	02/01/2024		8,000	8,740,320
Piedmont Municipal Power Agency;
Series 2009 A-4, Ref. RB (d)	5.00%	01/01/2020		980	1,000,070
Series 2009 A-4, Ref. RB	5.00%	01/01/2020		1,020	1,040,890
SCAGO Educational Facilities Corporation for Pickens School District; Series 2015, Ref. RB	5.00%	12/01/2026		2,250	2,660,918
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2012 B, Ref. RB	5.00%	10/01/2024		5,000	5,555,650
Series 2018 A, RB	5.00%	05/01/2025		1,500	1,755,090
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (d)	5.00%	08/01/2021		1,300	1,397,981
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, RB	5.00%	05/01/2024		1,000	1,143,160
South Carolina Transportation Infrastructure Bank; Series 2012 A, Ref. RB	5.00%	10/01/2024		10,000	10,793,500
					34,087,579
South Dakota–0.32%
Rapid City (City of), SD;
Series 2009, RB (g)	5.00%	11/01/2021		1,170	1,186,438
Series 2009, RB (g)	5.00%	11/01/2024		1,620	1,642,907
Series 2009, RB (g)	5.00%	11/01/2025		1,650	1,673,595
South Dakota (State of) Health & Educational Facilities Authority (Regional Health); Series 2010, RB (b)(d)	5.00%	09/01/2020		1,000	1,043,130
South Dakota (State of) Health & Educational Facilities Authority (Sanford Health); Series 2009, RB	5.00%	11/01/2024		1,000	1,013,520
					6,559,590
Tennessee–1.27%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2023		1,800	2,029,860
Series 2018 A, Ref. RB	5.00%	07/01/2024		2,000	2,251,200
Series 2018 A, Ref. RB	5.00%	07/01/2025		2,000	2,247,020
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2011 D, Ref. RB	5.00%	07/01/2022		2,165	2,326,141
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, RB	5.00%	07/01/2020		860	884,218
Series 2012, RB	5.00%	07/01/2021		885	929,276
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2016 A, Ref. RB	5.00%	10/01/2021		745	796,867
Shelby (County of), TN Health, Educational & Housing Facilities Board (Methodist Le Bonheur Healthcare); Series 2017 A, RB	5.00%	05/01/2024		1,840	2,130,518
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2021		4,385	4,680,637
Series 2017 A, RB (b)	4.00%	05/01/2023		3,420	3,655,740
Series 2018, RB (b)	4.00%	11/01/2025		4,000	4,387,920
					26,319,397
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–10.08%
Austin Convention Enterprises, Inc.;
Series 2017, Ref. RB	5.00%	01/01/2022	$350	$379,344
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2025	900	1,032,291
Central Texas Regional Mobility Authority; Series 2018, RB	4.00%	01/01/2022	2,500	2,606,000
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	5.00%	08/15/2023	750	807,795
Corpus Christi Independent School District; Series 2009, GO Bonds (b)(d)	5.00%	08/15/2019	1,100	1,107,634
Denton Independent School District; Series 2015, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2024	6,685	7,835,221
Dickinson Independent School District; Series 2000, Ref. GO Bonds (CEP -Texas Permanent School Fund)	6.00%	02/15/2028	11,370	14,066,509
Frisco Independent School District; Series 2016 A, Ref. GO Bonds (CEP -Texas Permanent School Fund)	5.00%	08/15/2025	2,500	3,006,350
Galveston (City of), TX; Series 2011, Ref. RB	5.00%	02/01/2021	1,000	1,053,780
Grand Parkway Transportation Corp. (Tela Supported); Series 2018 B, RB (b)	5.00%	10/01/2023	5,000	5,666,650
Harris (County of), TX Metropolitan Transit Authority; Series 2017 B, RB	5.00%	11/01/2025	3,040	3,680,194
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System);
Series 2013 A, Ref. RB	5.00%	12/01/2023	1,625	1,806,643
Series 2013 B, Ref. RB (SIFMA Municipal Swap Index + 0.70%)(c)	2.12%	06/01/2019	2,065	2,065,000
Series 2014 B, RB (SIFMA Municipal Swap Index + 0.58%)(b)(c)	2.00%	12/01/2019	11,000	11,000,110
Harris County Cultural Education Facilities Finance Corp. (TECO); Series 2009 A, RB	5.00%	11/15/2019	485	492,576
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital);
Series 2009, RB	5.00%	10/01/2024	1,750	1,769,390
Series 2015, RB (1 mo. USD LIBOR + 0.85%)(b)(c)	2.51%	06/01/2020	5,000	5,015,800
Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center); Series 2009 A, Ref. RB (INS -AGC)(a)	5.00%	05/15/2023	1,500	1,503,870
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area);
Series 2013 A, Ref. RB	5.00%	06/01/2021	535	563,189
Series 2013 A, Ref. RB	5.00%	06/01/2022	855	914,696
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, RB (b)(d)	5.00%	12/01/2019	4,000	4,069,320
Houston (City of), TX;
Series 2014 C, Ref. RB	5.00%	05/15/2024	3,685	4,309,386
Series 2016 A, Ref. GO Bonds	5.00%	03/01/2024	3,060	3,533,657
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2028	5,350	6,562,364
Series 2018 C, Ref. RB (1 mo. USD LIBOR +0.36%)(b)(c)	2.06%	08/01/2021	4,000	3,992,720
Houston Independent School District; Series 2016 A, GO Bonds (CEP -Texas Permanent School Fund)	5.00%	02/15/2025	3,750	4,466,963
Katy (City of), TX Independent School District; Series 2015 C, Ref. GO Bonds (1 mo. USD LIBOR + 0.55%), (CEP -Texas Permanent School Fund)(b)(c)	2.19%	08/15/2019	17,600	17,600,880
La Vernia Higher Education Finance Corp. (Knowledge is Power Program, Inc.); Series 2009 A, RB (b)(d)	5.75%	08/15/2019	365	368,033
Leander Independent School District; Series 2014 D, Ref. GO Bonds (CEP -Texas Permanent School Fund)(f)	0.00%	08/15/2027	5,675	4,567,524
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2018, Ref. RB	5.00%	05/15/2023	1,900	2,150,173
Series 2018, Ref. RB	5.00%	05/15/2024	2,430	2,825,337
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC-Texas A&M University); Series 2014 A, RB (INS -AGM)(a)	4.00%	04/01/2020	325	330,151
North East Texas Regional Mobility Authority; Series 2016, RB	5.00%	01/01/2026	1,870	2,192,238
North Fort Bend Water Authority; Series 2009, RB (INS -AGC)(a)	5.00%	12/15/2024	2,000	2,036,960
North Texas Tollway Authority;
Series 2005 C, RB	5.38%	01/01/2021	375	376,088
Series 2014 C, Ref. RB (SIFMA Municipal Swap Index + 0.67%)(b)(c)	2.09%	01/01/2020	9,600	9,597,696
Northside Independent School District (School Building); Series 2012, GO Bonds (CEP -Texas Permanent School Fund)(b)	1.75%	06/01/2022	3,090	3,090,216
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Sachse (City of), TX; Series 2009, Ref. GO Bonds (INS -AGC)(a)	5.00%	02/15/2024	$ 5	$ 5,013
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2023	6,500	7,315,945
Series 2018, RB	5.00%	02/01/2021	5,000	5,289,700
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2018 A, Ref. RB	5.00%	07/01/2024	1,850	2,138,748
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center);
Series 2009 A, RB (INS -AGC)(a)	5.00%	09/01/2022	595	599,825
Series 2009 A, RB (INS -AGC)(a)	5.00%	09/01/2024	1,280	1,290,099
Texas (State of) Water Development Board (State Water Implementation Revenue Fund);
Series 2018 A, RB	5.00%	10/15/2022	2,500	2,790,525
Series 2018 A, RB	5.00%	10/15/2024	2,500	2,948,800
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	5,300	6,214,197
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2019	3,500	3,558,485
Series 2012, RB	5.00%	12/15/2021	5,485	5,885,515
Series 2012, RB	5.00%	12/15/2022	500	548,720
Series 2012, RB	5.00%	12/15/2023	8,050	8,882,370
Texas Public Finance Authority; Series 2018 A, GO Bonds	5.00%	10/01/2023	5,000	5,743,100
Texas State University Board of Regents;
Series 2017 A, Ref. RB	5.00%	03/15/2023	2,150	2,429,307
Series 2017 A, Ref. RB	5.00%	03/15/2024	4,000	4,654,000
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center); Series 2011, RB (d)	5.00%	07/01/2021	1,285	1,372,714
University of Texas System Board of Regents; Series 2010, Ref. RB	5.00%	08/15/2021	5,340	5,757,908
Uptown Development Authority (Infrastructure Improvement Facilities);
Series 2009, RB (b)(d)	5.00%	09/01/2019	900	907,542
Series 2009, RB (b)(d)	5.10%	09/01/2019	1,455	1,467,542
Series 2009, RB (b)(d)	5.38%	09/01/2019	450	454,176
				208,696,979
Utah–0.22%
Utah (County of), UT (IHC Health Services, Inc.); Series 2018 B, RB (b)	5.00%	08/01/2024		4,000	4,569,600
Virgin Islands–0.40%
Virgin Islands (Government of) Public Finance Authority;
Series 2015, RB (e)	5.00%	09/01/2022		2,220	2,376,998
Series 2015, RB (e)	5.00%	09/01/2023		1,500	1,634,715
Series 2015, RB (e)	5.00%	09/01/2024		1,650	1,824,719
Series 2015, RB (e)	5.00%	09/01/2025		1,500	1,684,065
Virgin Islands (Government of) Water & Power Authority; Series 2010 B, RB (INS -AGM)(a)	5.00%	07/01/2022		780	806,169
					8,326,666
Virginia–1.43%
Fredericksburg (City of), VA Economic Development Authority; Series 2007, Ref. RB	5.25%	06/15/2019		1,000	1,001,070
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs); Series 2015 A, RB	5.00%	02/01/2024		4,075	4,727,082
Virginia Commonwealth Transportation Board;
Series 2016, RB	5.00%	03/15/2024		1,500	1,746,765
Series 2016, RB	5.00%	09/15/2024		1,015	1,197,923
Series 2017 A, RB	5.00%	05/15/2024		5,395	6,311,934
Series 2017, RB	5.00%	05/15/2025		5,640	6,773,358
Series 2017, Ref. RB	5.00%	09/15/2023		5,000	5,740,300
York (County of), VA Economic Development Authority; Series 2009 A, Ref. PCR (b)	1.90%	06/01/2023		2,000	2,012,900
					29,511,332
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–1.93%
Cowlitz (County of), WA (Cowlitz Sewer Operating Board - Wastewater Treatment); Series 2002, Ref. RB (INS -NATL)	5.50%	11/01/2019		$ 900	$ 914,805
Energy Northwest (Columbia Generating Station); Series 2011 A, Ref. RB	5.00%	07/01/2023		2,500	2,682,350
Energy Northwest (Project #3); Series 2018 C, Ref. RB	5.00%	07/01/2023		4,000	4,566,720
Everett (City of), WA; Series 2014, Ref. GO Bonds (SIFMA Municipal Swap Index + 0.40%)(b)(c)	1.82%	12/01/2019		4,600	4,600,046
Seattle (City of), WA; Series 2015 A, Ref. GO Bonds	5.00%	06/01/2023		4,000	4,553,960
Seattle (Port of), WA; Series 2015 B, Ref. RB	5.00%	03/01/2022		1,205	1,316,896
Washington (State of) Economic Development Finance Authority (Waste Management, Inc.); Series 2008, RB (e)	2.13%	06/01/2020		3,000	3,002,460
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2013, RB (SIFMA Municipal Swap Index + 1.40%)(b)(c)	2.82%	01/01/2025		5,650	5,750,174
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center); Series 2017, Ref. RB (1 mo. USD LIBOR + 1.10%)(b)(c)	2.73%	07/01/2022		5,000	5,049,650
Washington (State of) Health Care Facilities Authority (PeaceHealth); Series 2014 A, Ref. RB	5.00%	11/15/2020		500	524,295
Washington (State of) Tobacco Settlement Authority;
Series 2018, Ref. RB	5.00%	06/01/2023		2,500	2,774,175
Series 2018, Ref. RB	5.00%	06/01/2024		3,750	4,153,688
					39,889,219
West Virginia–0.65%
Mason (County of), WV (Appalachian Power Co.); Series 2003 L, PCR	2.75%	10/01/2022		2,500	2,559,175
West Virginia (State of) Economic Development Authority; Series 2017, Ref. RB	5.00%	06/15/2027		5,610	6,994,099
West Virginia (State of) University; Series 2014 C, Ref. RB (SIFMA Municipal Swap Index + 0.53%)(b)(c)	1.95%	10/01/2019		4,000	4,000,320
					13,553,594
Wisconsin–0.41%
Wisconsin (State of); Series 2017-1, RB	5.00%	07/01/2025		3,790	4,563,880
Wisconsin (State of) Health & Educational Facilities Authority (Advocate Aurora Health Credit Group); Series 2018 B-3, Ref. RB (b)	5.00%	01/31/2024		2,495	2,849,440
Wisconsin (State of) Health & Educational Facilities Authority (Marquette University); Series 2008 B-3, RB	4.00%	10/01/2019		1,145	1,154,217
					8,567,537
Wyoming–0.11%
Sweetwater (County of), WY (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026		1,200	1,209,144
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS -BAM)(a)	5.00%	01/01/2024		1,000	1,137,790
					2,346,934
TOTAL INVESTMENTS IN SECURITIES(j)–99.79% (Cost $2,013,302,064)					2,065,214,431
OTHER ASSETS LESS LIABILITIES–0.21%					4,442,085
NET ASSETS –100.00%					$2,069,656,516
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAB	– Revenue Anticipation Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2019.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2019 was $18,019,459, which represented less than 1% of the Fund’s Net Assets.
(f)	Zero coupon bond issued at a discount.
(g)	Security subject to crossover refunding.
(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2019.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.8%
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.
There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are
Invesco Limited Term Municipal Income Fund

unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2019, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Limited Term Municipal Income Fund